Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	May 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
CCH Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			$ 29
FX Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			27	$ 11
SPL [Member] | 2015 SPL Credit Facilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease, Net		$ 1,600	$ 1,600
SPL [Member] | SPL Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Loss, Net		$ 7
CCH [Member] | 2015 CCH Credit Facility [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Line of Credit Facility, Decrease, Net	$ 1,400
CCH [Member] | CCH Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Loss, Net	$ 13
Minimum [Member] | Physical Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract			1 year
Maximum [Member] | Physical Liquefaction Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Term of Contract			7 years
Maximum [Member] | CCH Interest Rate Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, Notional Amount			$ 4,900